U.S. SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 24F-2
Annual Notice of Securities Sold
Pursuant to Rule 24f-2

1		Name and Address of Issuer:
		Principal Life Insurance Company Separate Account B
		The Principal Financial Group
		Des Moines, IA 50392-2080

2		The name of each series or class of securities for which this Form is filed (If the Form is being filed
		for all series and classes of securities of the issues, check the box but do not list series or classes):

		X

3		Investment Company Act File Number:		811-02091
		Securities Act File Number:		02-37988, 02-78001, 33-44565, 33-44670, 333-63401, 333-197214, 33-74232,
				333-40254, 333-116220, 333-188293, 333-171650, 333-128079, 333-213890

4	a	Last day of fiscal year for which this notice if filed:

		December 31, 2020

4	b	Check this box if this Form is being filed late (i.e., more than 90 calendar days after the end of the
		issuer's fiscal year). (See Instruction A.2)

		N/A

		Note: If the Form is being filed late, interest must be paid on the registration fee due.

4	c	Check box if this is the last time the issuer will be filing this Form.

		N/A

5		Calculation of registration fee:

		(i)	Aggregate sale price of securities sold during the		02-37988	$66,422
			fiscal year in reliance on rule 24f-2:		02-78001	103,179
					33-44565	1,320,511
					33-44670	14,409,429
					333-63401	4,484,964
					333-197214	169,925,399
					33-74232	120,305,256
					333-40254	0
					333-116220	645,228,598
					333-188293	144,540,215
					333-171650	7,050,098
					333-213890	328,318,715
					333-128079	1,580,315
						1,437,333,101
		(ii)	Aggregate price of shares redeemed or	02-37988	$165,252
			repurchased during the fiscal year:	02-78001	104,269
				33-44565	2,354,390
				33-44670	16,118,192
				333-63401	6,927,042
				333-197214	68,387,474
				33-74232	181,140,778
				333-40254	0
				333-116220	833,847,825
				333-188293	383,687,580
				333-171650	20,377,250
				333-213890	83,386,874
				333-128079	2,078,730
					1,598,575,656

	(iii)	Aggregate price of shares redeemed or
		repurchased during any prior fiscal year ending no
		earlier than October 11, 1995 that were not
		previously used to reduce registration fees
		payable to the Commission:	0

	(iv)	Total available redemption credits
		[Add items 5(ii) and 5(iii)]:			1,598,575,656

	(v)	Net Sales - If Item 5(i) is greater than Item 5(iv)
		[subtract Item 5(iv) from Item 5(i)]:			0

	(vi)	Redemption credits available for use in future years
		-- if Item 5(i) is less than Item 5(iv) [subtract Item
		5(iv) from Item 5(i)]"	(161,242,555)

	(vii)	Multiplier for determining registration fee (See
		Instruction c.9):			0.0001091

	(viii)	Registration fee due [Multiply Item 5(v) by Item
		5(vii)] (enter "0" if no fee is due):			$0.00

6	Prepaid Shares
	If the response to Item 5(i) was determined by deducting an amount of securities that were
	registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before [effective
	date of rescission of rule 24e-2], then report the amount of securities (number of shares or
	other units) deducted here: ____________. If there is a number of shares or other units that
	were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which
	this form is filed that are available for use by the issuer in future fiscal years, then state the
	number here: ____________.

7	Interest due-if this Form is being filed more than 90 days after the end of the issuer's fiscal year
	(see Instruction D):
				+	0

8	Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:

					$0.00

9	Date the registration fee and any interest payment was sent to the Commission's
	lockbox depository:

	N/A

	Method of Delivery:

	N/A	Wire Transfer
	N/A	Mail or other means

	THE 24F-2 FEE IS PAID BY 033-44565.

Signature

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated:

Principal Life Insurance Company Separate Account B

By	/s/ Clint Woods
Clint Woods
Vice President, Associate General Counsel,
Governance Officer and Assistant Corporate Secretary

Date:	12th day of March, 2021